Financial Instruments (Schedule Of Amounts Included In Earnings And Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	$ 94,000,000	$ 160,000,000	$ (230,000,000)
GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME	(72,000,000)	85,000,000	(98,000,000)
Notional value of foreign currency hedge positions	1,500,000,000
Weight of copper and aluminum for commodity hedges, in pounds	107,000,000
Foreign Currency Derivatives Receiving Deferral Accounting - Sales [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	11,000,000	(5,000,000)	(24,000,000)
GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME	2,000,000	11,000,000	(18,000,000)
Foreign Currency Derivatives Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	22,000,000	6,000,000	(32,000,000)
GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME	(16,000,000)	30,000,000	(40,000,000)
Commodity Derivatives Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	52,000,000	42,000,000	(96,000,000)
GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME	(58,000,000)	44,000,000	(40,000,000)
Foreign Currency Derivatives Not Receiving Deferral Accounting - Other Deductions, Net [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	10,000,000	117,000,000	(67,000,000)
Commodity Derivatives Not Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	$ (1,000,000)	$ 0	$ (11,000,000)